Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operating Activities:
Profit before tax	¥ 1,261,876	¥ 676,464	¥ 956,478
Income taxes paid—net	(386,659)	(268,730)	(135,708)
Other operating activities—net	(933,671)	(909,783)	61,700
Net cash and cash equivalents provided by (used in) operating activities	(5,239,906)	5,101,193	18,322,359
Investing Activities:
Investments in associates and joint ventures	(57,464)	(134,183)	(57,681)
Other investing activities—net	(2)	(1)	1
Net cash and cash equivalents provided by (used in) investing activities	5,799,264	(2,663,391)	(7,780,862)
Financing Activities:
Proceeds from issuance of other equity instruments	116,940	79,955	99,943
Dividends paid to shareholders	(301,600)	(274,058)	(267,119)
Coupons paid to other equity instruments holders	(11,310)	(10,731)	(13,122)
Purchases of treasury stock and proceeds from sales of treasury stock-net	(138,507)	246	220
Net cash and cash equivalents used in financing activities	(459,548)	(597,861)	(684,413)
Net increase of cash and cash equivalents	1,000,282	2,795,256	10,345,156
Cash and cash equivalents at beginning of period	74,343,953	71,548,697	61,203,541
Cash and cash equivalents at end of period	75,344,235	74,343,953	71,548,697
Sumitomo mitsui banking corporation [member]
Operating Activities:
Profit before tax	404,132
SMFG [member]
Operating Activities:
Profit before tax	404,132	400,082	289,477
Income taxes paid—net	387	(17,935)	79,396
Other operating activities—net	359,237	579,929	267,159
Net cash and cash equivalents provided by (used in) operating activities	763,756	962,076	636,032
Investing Activities:
Investments in subsidiaries	(19,796)	(233,576)	(7,418)
Investments in associates and joint ventures		(819)	(52,849)
Other investing activities—net	(2,770)	(5,953)	(46,282)
Net cash and cash equivalents provided by (used in) investing activities	(749,789)	(1,113,885)	(857,262)
Financing Activities:
Net increase (decrease) of short-term borrowings from SMBC	(20,380)	230,000	50,000
Proceeds from issuance of long-term borrowings	61,042	86,390	10,625
Redemption of long-term borrowings	(36,046)
Proceeds from issuance of debt securities	1,191,048	969,480	921,603
Proceeds from issuance of other equity instruments	116,346	79,516	99,400
Redemption of debt securities	(861,730)	(831,880)	(403,025)
Redemption of other equity instruments	(85,000)		(130,000)
Dividends paid to shareholders	(301,600)	(274,058)	(267,119)
Coupons paid to other equity instruments holders	(11,310)	(10,731)	(13,122)
Purchases of treasury stock and proceeds from sales of treasury stock-net	(138,507)	246	220
Net cash and cash equivalents used in financing activities	(86,137)	248,963	268,582
Net increase of cash and cash equivalents	(72,170)	97,154	47,352
Cash and cash equivalents at beginning of period	319,147	221,993	174,641
Cash and cash equivalents at end of period	246,977	319,147	221,993
SMFG [member] | Sumitomo mitsui banking corporation [member]
Investing Activities:
Loans provided to SMBC	¥ (727,223)	¥ (873,537)	¥ (750,713)